Intangible Assets, Net - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Intangible Asset, Goodwill and Other [Abstract]
Amortization of intangible assets	$ 521	$ 435	$ 1,475	$ 1,097